Average Annual Total Returns - E Trade Shares - JPMorgan New York Municipal Money Market Fund - E Trade		Past 1 Year	Past 5 Years	Past 10 Years
Total	[1]	none	none	0.01%

[1]	E*TRADE Shares had no assets from the close of business on 9/21/16, therefore, the table reflects 0% returns from 9/21/16 through 12/31/20.